Note 3 - Recent Accounting Pronouncements	12 Months Ended
Dec. 31, 2018
Statement Line Items [Line Items]
Disclosure of changes in accounting policies, accounting estimates and errors [text block]
3.	RECENT ACCOUNTING PRONOUNCEMENTS

Recently adopted accounting policy
IFRS
15,
Revenue from Contracts with Customers
("IFRS
15"
). The IASB issued IFRS
15,
which is effective for annual periods beginning on or after
January 1, 2018.
The standard contains a single model that applies to contracts with customers and two
approaches to recognizing revenue: at a point in time and over time. The model features a contract-based five
-step analysis of transactions to determine whether, how much and when revenue is recognized. New estimates and judgmental thresholds have been introduced, which will affect the amount and/or timing of revenue recognized. The Company adopted the policy using the modified retrospective method (Note
24
).

IFRS
9,
Financial Instruments,
replaces IAS
39,
Financial Instruments: Recognition and Measurement. The new standard requires entities to classify financial assets as being measured either at amortized cost or fair value through profit or loss or fair value through other comprehensive income depending on the business model and contractual cash flow characteristics of the asset. Financial liabilities are generally classified and measured at fair value at initial recognition and subsequently measured at amortized cost. The Company adopted IFRS
9
on
January 1, 2018
using the retrospective approach. IFRS
9
includes a new "expected credit loss" model which impacted accounts receivable in the current year. The adoption of IFRS
9
did
not
impact the carrying amounts of the Company's financial assets or liabilities on the adoption date (Note
2
).

The following is a summary of recent accounting pronouncements that may
affect the Company:

IFRS
16,
Leases (“IFRS
16”
) sets out the principles for the recognition, measurement, presentation and disclosure of leases for both parties to a contract, the customer (lessee) and the supplier (lessor). This will replace IAS
17,
Leases (“IAS
17”
) and related Interpretations. IFRS
16
provides revised guidance on identifying a lease and for separating lease and non-lease components of a contract. IFRS
16
introduces a single accounting model for all lessees and requires a lessee to recognize right-of-use assets and lease liabilities for leases with terms of more than
12
months, unless the underlying asset is of low value, and depreciation of lease assets is reported separately from interest on lease liabilities in the income statement. Under IFRS
16,
lessor accounting for operating and finance leases will remain substantially unchanged. IFRS
16
is effective for annual periods beginning on or after
January 1, 2019,
with earlier application permitted for entities that apply IFRS
15,
Revenue from Contracts with Customers. The Company intends to adopt this new standard using the modified retrospective method. The adoption of this new standard will result in a right of use asset and liability of approximately
$890,000
applicable to leases that will be renewed in
2019.
Due to the near term expiry of the Company's current leases
2018
carrying values will
not
be impacted. The adoption of the new standard will have
no
impact on the Company's cash flows.